Mutual Funds Depositary Function (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds
46.1	As of December 31, 2023 Banco Macro SA, in its capacity as depositary company, holds in custody the shares in mutual funds subscribed by third parties and assets from the following mutual funds:

Funds	Number of shares	Equity
Argenfunds Abierto Pymes	3,395,118,210	36,292,401
Argenfunds Ahorro Pesos	219,019,594	12,869,141
Argenfunds Gestión Pesos	100,000	100
Argenfunds Infraestructura	53,634	186
Argenfunds Inversión Dólares	1,000	808
Argenfunds Inversión Pesos	1,257,894,708	3,070,031
Argenfunds Liquidez	8,185,225,762	62,665,262
Argenfunds Renta Argentina	276,239,550	16,986,764
Argenfunds Renta Balanceada	576,696,850	22,620,396
Argenfunds Renta Capital	17,395,743	14,401,148
Argenfunds Renta Crecimiento	3,561,871	2,829,405
Argenfunds Renta Dinámica	87,902,584,421	16,207,766
Argenfunds Renta Fija	562,316,270	56,361,740
Argenfunds Renta Flexible	46,040,329	758,656
Argenfunds Renta Global	320,257,696	6,959,975
Argenfunds Renta Mixta	230,289,873	2,556,714
Argenfunds Renta Mixta Plus	1,352,780	985,752
Argenfunds Renta Pesos	96,499,608	7,014,721
Argenfunds Renta Total	548,961,979	2,400,303
Argenfunds Renta Variable	464,860,603	135,231
Argenfunds Retorno Absoluto	183,704,189	2,234,105
Pionero Acciones	27,311,674	15,077,147
Pionero Ahorro Dólares	18,783,148	14,784,099
Pionero Argentina Bicentenario	424,876,097	10,334,738
Pionero Capital	13,010	103
Pionero Crecimiento	3,263,377,175	13,407,144
Pionero Desarrollo	6,946,940,217	30,817,687
Pionero Empresas FCI Abierto Pymes	380,820,096	11,768,957
Pionero FF	58,593,299	5,008,037
Pionero Gestión	2,151,203,219	27,550,902
Pionero Infraestructura	3,578,769,248	10,156,263
Pionero Pesos	1,624,969,051	67,068,175
Pionero Pesos Plus	26,250,833,465	650,275,506
Pionero Recovery	100,000	100
Pionero Renta	53,983,122	31,550,753
Pionero Renta Ahorro	215,602,532	22,807,841
Pionero Renta Ahorro Plus	1,839,539,908	52,100,083
Pionero Renta Balanceado	12,720,486,020	62,534,628
Pionero Renta Estratégico	720,930,495	19,291,981
Pionero Renta Fija Dólares	4,758,144	3,476,567
Pionero Renta Mixta I	161,169,380	8,350,541
Pionero Retorno	2,172,232,683	10,434,490

46.2	As of December 31, 2023 Banco BMA SAU, in its capacity as depositary company, holds in custody the shares in mutual funds subscribed by third parties and assets from the following mutual funds:

Funds	Number of shares	Equity
Goal Acciones Argentinas	17,875	2,175,816
Goal Renta Crecimiento	33,615,635	22,825,724
Goal Acciones Plus	5,318,532	553,163
Goal Capital Plus	60,324,684	1,285,791
Goal Ahorro Max	159,716,379	7,194,264
Goal Multiestrategia	110,000	145
Goal Multiestrategia Plus	110,000	145
Goal Perfomance	65,332,675	4,551,112
Goal Perfomance II	247,952	6,343
Goal Perfomance III	469,324,626	15,609,164
Goal Pesos	2,950,257,655	288,310,870
Goal Premium	4,157,507	8,975
Goal Renta Dólares	6,268,286	5,798,773
Goal Renta Dólares Estrategia	4,984,690	4,472,663
Goal Renta Dólares Plus	1,380,938	1,054,945
Goal Renta Global	324,102,023	32,509,640
Goal Retorno Total	16,131,946	641,377
Goal Renta Pesos	17,360,304	1,218,521